RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 1,103	$ 951
Share-based payments	420	360
Post-employment benefits		9
Key management personnel compensation	$ 1,523	$ 1,320
Number of key officers and directors | item	7	7